Acquisitions of and investment in businesses	12 Months Ended
Sep. 30, 2023
Acquisitions of and investment in businesses
Acquisitions of and investment in businesses
3.	Acquisitions of and investment in businesses

Acquisition of Great Elm Healthcare, LLC

On January 3, 2023, the Company, through QHM Holdings, LLC, acquired Great Elm Healthcare, LLC (“Great Elm”). Great Elm is an Arizona-based company with operations in seven states in the same industry as the Company. The purchase price was $73,569,000, comprised of $72,689,000 in cash at closing to the sellers, plus 431,996 Quipt common shares at a closing price per share of $4.77 for $2,060,000, less $820,000 of cash acquired, and less $360,000 for cash received from a working capital adjustment. The cash at closing was obtained from the delayed-draw term loan and revolving credit facility of the senior credit facility described in Note 10. The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $1,238,000 of professional fees in conjunction with the acquisition for the year ended September 30, 2023.

The pro forma revenues and net income for Great Elm for the year ended September 30, 2023 as if the acquisition had occurred on October 1, 2022, was approximately $67,500,000 and $2,300,000, respectively, of which approximately $50,800,000 and $2,100,000 were recognized in the period from January 3, 2023 to September 30, 2023.

The fair value of the acquired assets and liabilities is as follows:

Accounts receivable	$5,531
Inventory	1,398
Prepaid and other current assets	584
Property, equipment, and right of use assets	13,261
Goodwill	22,826
Intangible assets	47,820
Other assets	161
Accounts payable	(6,085)
Accrued liabilities	(3,845)
Deferred revenue	(1,022)
Equipment loans	(4,259)
Lease liabilities	(2,801)
Net assets acquired	$73,569
Cash paid at closing	$72,689
Cash received from working capital adjustment	(360)
Cash acquired	(820)
Equity issued at closing	2,060
Consideration paid or payable	$73,569

The goodwill is attributable to expected synergies from the combining operations. All of the goodwill is deductible for income tax purposes.

Investment in DMEScripts, LLC

In July 2023, the Company, through QHM Investments I, LLC, acquired an 8.3% stake in DMEScripts, LLC for $1,500,000. DMEScripts, LLC is an independent e-prescribe company in the US that automates the medical equipment ordering process. This technology is dedicated to improving the patient, prescriber, and provider experience by eliminating inefficiencies and reducing paperwork.

Acquisition of Southern Pharmaceutical Corporation

On September 1, 2023, the Company, through QHM Holdings, LLC, acquired Southern Pharmaceutical Corporation (“Southern”). Southern is a Mississippi-based company with operations in three states in the same industry as the Company. The purchase price was $4,303,000, which is comprised of $3,153,000 in cash to the sellers, plus $1,274,000 of fair value of holdbacks discounted at 5.4% due on the six- and twelve-month anniversaries of the closing, less $124,000 of cash on hand. The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $24,000 of professional fees in conjunction with the acquisition for the year ended September 30, 2023.

The pro forma revenues and net income for Southern for the year ended September 30, 2023, as if the acquisition had occurred on October 1, 2022, was approximately $10,100,000 and $1,000,000, respectively, of which approximately $900,000 and $200,000 were recognized in the period from September 1, 2023 to September 30, 2023.

The fair value of the acquired assets and liabilities is provisional pending final valuations of the assets and liabilities as follows:

Accounts receivable	$1,000
Inventory	1,374
Prepaid and other current assets	4
Property, equipment, and right of use assets	2,048
Goodwill	2,335
Intangible assets	2,530
Accounts payable	(1,483)
Accrued liabilities	(197)
Deferred revenue	(212)
Equipment loans	(1,063)
Lease liabilities	(1,142)
Deferred income taxes	(891)
Net assets acquired	$4,303
Cash paid at closing	$3,153
Cash acquired	(124)
Cash to be paid after closing, included in purchase price payable	1,274
Consideration paid or payable	$4,303

The goodwill is attributable to expected synergies from the combining operations. None of the goodwill is deductible for income tax purposes.

Prior year acquisitions

Acquisition of Thrift Home Care, Inc.

On October 1, 2021, the Company, through QHM Holdings, LLC, entered into a purchase agreement to acquire all the shares of Thrift Home Care, Inc. (“Thrift”), a Mississippi-based company in the same industry as the Company. The purchase price was $2,169,000, comprised of $1,804,000 of cash paid closing, plus holdbacks due on the six- and twelve-month anniversaries of the acquisition discounted at 3.3% for a fair value of $365,000. The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $27,000 of professional fees in conjunction with the acquisition.

The fair value of the acquired assets and liabilities is as follows:

Cash	$452
Accounts receivable	165
Inventory	107
Property, equipment, and right of use assets, net	1,158
Goodwill	802
Intangible assets	770
Accounts payable	(140)
Accrued liabilities	(33)
Deferred revenue	(40)
Deferred tax liability	(262)
Loans and leases	(810)
Net assets acquired	$2,169
Cash paid at closing	$1,804
Cash to be paid after closing, included in purchase price payable	365
Consideration paid or payable	$2,169

The goodwill is attributable to expected synergies from the combined operations. None of the goodwill is deductible for income tax purposes.

Acquisition of Heckman Healthcare Services & Supplies, Inc.

On November 1, 2021, the Company, through QHM Holdings, LLC, entered into a purchase agreement to acquire all the shares of Heckman Healthcare Services & Supplies, Inc (“Heckman”). Heckman is an Illinois-based company in the same industry as the Company. The purchase price was $2,435,000, comprised of $2,103,000 was paid in cash at closing, and holdbacks due on the six- and twelve-month anniversaries of the acquisition discounted at 3.3% for a fair value of $332,000. During the year ended September 30, 2023, the Company reduced the amount of holdback paid by $146,000, which was recorded as a reduction to acquisition-related costs in the consolidated statement of income (loss) and comprehensive income (loss). The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $76,000 of professional fees in conjunction with the acquisition.The fair value of the acquired assets and liabilities is as follows:

Cash	$169
Accounts receivable	170
Inventory	280
Property, equipment, and right of use assets, net	1,165
Goodwill	965
Intangible assets	90
Accounts payable	(159)
Accrued liabilities	(96)
Deferred revenue	(27)
Deferred tax liability	(122)
Net assets acquired	$2,435
Cash paid at closing	$2,103
Cash to be paid after closing, included in purchase price payable	332
Consideration paid or payable	$2,435

The goodwill is attributable to expected synergies from the combining operations. None of the goodwill is deductible for income tax purposes.

Acquisition of Southeastern Biomedical Services, LLC

On November 9, 2021, the Company, through newly-created subsidiary SE Biomedical Holdco, LLC (“Southeastern Bio”), a Kentucky limited liability company, entered into a purchase agreement to acquire substantially all of the assets of Southeastern Biomedical Services, LLC.  Southeastern Bio provides repair parts and service, calibration, and electrical safety for the durable medical equipment industry, and was a vendor of the Company. The purchase price was $697,000, comprised of $600,000 of cash paid at closing, plus earnouts based on the two 12-month periods ending on the first and second anniversaries of the acquisition at a fair value of $97,000. The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $19,000 of professional fees in conjunction with the acquisition.

The fair value of the acquired assets and liabilities is as follows:

Accounts receivable	$112
Inventory	53
Property, equipment, and right of use assets, net	306
Goodwill	225
Intangible assets	270
Accounts payable	(131)
Loans and leases	(138)
Net assets acquired	$697
Cash paid at closing	$600
Cash to be paid after closing, included in purchase price payable	97
Consideration paid or payable	$697

The goodwill is attributable to expected synergies from the combining operations. All of the goodwill is deductible for income tax purposes.

Acquisition of At Home Health Equipment, LLC

On January 1, 2022, the Company, through QHM Holdings, LLC, entered into a purchase agreement to acquire all the shares of At Home Health Equipment, LLC (“At Home”). At Home is an Indiana-based company in the same industry as the Company. The purchase price was $13,650,000, comprised of $11,978,000 of cash paid at closing, plus holdbacks due on the six- and twelve-month anniversaries of the acquisition discounted at 3.4% for a fair value of $1,288,000, plus the collection of certain accounts receivable that totaled $384,000. During the year ended September 30, 2023, the Company paid an additional $51,000 in working capital adjustments, which was recorded as acquisition-related expenses in the consolidated statement of income (loss) and comprehensive income (loss). The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $83,000 of professional fees in conjunction with the acquisition.

The fair value of the acquired assets and liabilities is as follows:

Cash	$495
Accounts receivable	1,346
Inventory	1,211
Prepaid expenses	71
Property, equipment, and right of use assets, net	2,085
Goodwill	7,868
Intangible assets	4,170
Accounts payable	(600)
Accrued liabilities	(346)
Deferred revenue	(135)
Deferred tax liability	(1,448)
Loans and leases	(1,067)
Net assets acquired	$13,650
Cash paid at closing	$11,978
Cash to be paid after closing, included in purchase price payable	1,672
Consideration paid or payable	$13,650

The goodwill is attributable to expected synergies from the combining operations. None of the goodwill is deductible for income tax purposes.

Acquisition of Good Night Medical, LLC

On April 1, 2022, the Company, through QHM Holdings, LLC, entered into a purchase agreement to acquire all the shares of Good Night Medical, LLC and its subsidiaries (“Good Night”). Good Night is an Ohio-based company in the same industry as the Company. The purchase price was $6,162,000, comprised of $4,361,000 of cash paid in cash at closing, plus holdbacks due on the six- and twelve-month anniversaries of the acquisition discounted at 3.4% for a fair value of $1,801,000. The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $58,000 of professional fees in conjunction with the acquisition.

The fair value of the acquired assets and liabilities is as follows:

Cash	$42
Accounts receivable	730
Inventory	369
Property, equipment, and right of use assets, net	696
Goodwill	3,277
Intangible assets	3,470
Accounts payable	(1,200)
Accrued liabilities	(166)
Deferred revenue	(39)
Loans and leases	(1,017)
Net assets acquired	$6,162
Cash paid at closing	$4,361
Cash to be paid after closing, included in purchase price payable	1,801
Consideration paid or payable	$6,162

The goodwill is attributable to expected synergies from the combining operations. All of the goodwill is deductible for income tax purposes.

Acquisition of Access Respiratory Home Care, LLC

On June 1, 2022, the Company, through QHM Holdings, LLC, entered into a purchase agreement to acquire all the shares of Access Respiratory Home Care, LLC (“Access”). Access is a Louisiana-based company in the same industry as the Company. The purchase price was $6,595,000, comprised of $5,347,000 of cash paid at closing, plus holdbacks due on the six- and twelve-month anniversaries of the acquisition discounted at 3.4% for a fair value of $1,248,000. During the year ended September 30, 2023, the Company reduced the holdback payments by $180,000, which was reflected as a reduction to goodwill. The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $99,000 of professional fees in conjunction with the acquisition.

The fair value of the acquired assets and liabilities is as follows:

Cash	$417
Accounts receivable	741
Inventory	622
Property, equipment, and right of use assets, net	1,492
Goodwill	1,223
Intangible assets	3,180
Accounts payable	(200)
Accrued liabilities	(319)
Deferred revenue	(90)
Loans and leases	(471)
Net assets acquired	$6,595
Cash paid at closing	$5,347
Cash to be paid after closing, included in purchase price payable	1,248
Consideration paid or payable	$6,595

The goodwill is attributable to expected synergies from the combining operations. All of the goodwill is deductible for income tax purposes.

Acquisition of NorCal Respiratory, Inc.

On June 3, 2022, the Company, through QHM Holdings, LLC, entered into a purchase agreement to acquire all the shares of NorCal Respiratory, Inc (“NorCal”). NorCal is a California-based company in the same industry as the Company. The purchase price was $3,080,000, comprised of $2,494,000 of  cash paid at closing, plus holdbacks due on the six- and twelve-month anniversaries of the acquisition discounted at 3.4% for a fair value of $586,000. During the year ended September 30, 2023, the Company reduced the payments of the holdback by $117,000, which was reflected as a reduction of goodwill. The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $29,000 of professional fees in conjunction with the acquisition.

The fair value of the acquired assets and liabilities is as follows:

Cash	$503
Accounts receivable	315
Inventory	492
Property, equipment, and right of use assets, net	1,044
Goodwill	948
Intangible assets	1,400
Accounts payable	(100)
Accrued liabilities	(67)
Deferred revenue	(93)
Deferred tax liability	(680)
Loans and leases	(682)
Net assets acquired	$3,080
Cash paid at closing	$2,494
Cash to be paid after closing, included in purchase price payable	586
Consideration paid or payable	$3,080

The goodwill is attributable to expected synergies from the combining operations. None of the goodwill is deductible for income tax purposes.

Acquisition of Hometown Medical, LLC

On July 1, 2022, the Company, through QHM Holdings, LLC, entered into a purchase agreement to acquire all the shares of Hometown Medical, LLC (“Hometown”). Hometown is a Mississippi-based company in the same industry as the Company. The purchase price was $5,892,000, comprised of $4,838,000 of cash paid at closing, plus holdbacks due on the six- and twelve-month anniversaries of the acquisition discounted at 5.3% for a fair value of $1,054,000. During the year ended September 30, 2023, the Company reduced the amount of payments on the holdbacks by $259,000, which was recorded as a reduction of goodwill. The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $22,000 of professional fees in conjunction with the acquisition.

The fair value of the acquired assets and liabilities is as follows:

Cash	$723
Accounts receivable	665
Inventory	778
Property, equipment, and right of use assets, net	2,187
Goodwill	407
Intangible assets	3,250
Accounts payable	(721)
Accrued liabilities	(66)
Deferred revenue	(129)
Loans and leases	(1,202)
Net assets acquired	$5,892
Cash paid at closing	$4,838
Cash to be paid after closing, included in purchase price payable	1,054
Consideration paid or payable	$5,892

The goodwill is attributable to expected synergies from the combining operations. All of the goodwill is deductible for income tax purposes.

Purchase Price Payable

The purchase price payable included on the consolidated statements of financial position consists of amounts related to prior period acquisitions as well as current fiscal year 2023 acquisitions less payments made to date. Below is the movement in Purchase Price Payable for the year ended September 30, 2023:

Balance, September 30, 2021 (current $2,383, long-term $133)	$2,516
Addition from acquisitions	7,155
Accretion of interest	102
Derecognition of purchase price payable	(178)
Payments	(3,817)
Balance, September 30, 2022 (current $5,778)	$5,778
Accretion of interest	128
Addition from acquisitions	1,274
Derecognition of purchase price payable	(640)
Payments	(5,083)
Balance, September 30, 2023 (current $1,457)	$1,457